Financial Risk Management - Schedule of Deposits Held which Derive Interest Revenue Together with the Maximum and Minimum Interest Rates Being Earned (Details) - Interest Rate Risk
$ in Thousands, $ in Thousands
	3 Months Ended		12 Months Ended
	Sep. 30, 2019 USD ($)	Sep. 30, 2019 AUD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 AUD ($)
USD
Disclosure of Financial Risk Management [Line Items]
Funds invested	$ 27,935		$ 45,051
Rate increase on funds invested	47		81
Rate decrease on funds invested	$ (47)		$ (81)
USD | Bottom of Range
Disclosure of Financial Risk Management [Line Items]
Funds invested percentage	1.67%	1.67%	1.76%	1.76%
Rate increase	1.84%	1.84%	1.94%	1.94%
Rate decrease	1.50%	1.50%	1.58%	1.58%
USD | Top of Range
Disclosure of Financial Risk Management [Line Items]
Funds invested percentage	1.67%	1.67%	1.76%	1.76%
Rate increase	1.84%	1.84%	1.94%	1.94%
Rate decrease	1.50%	1.50%	1.58%	1.58%
AUD
Disclosure of Financial Risk Management [Line Items]
Funds invested		$ 600		$ 600
Rate increase on funds invested		1		1
Rate decrease on funds invested		$ (1)		$ (1)
AUD | Bottom of Range
Disclosure of Financial Risk Management [Line Items]
Funds invested percentage	2.23%	2.23%	2.23%	2.23%
Rate increase	2.45%	2.45%	2.45%	2.45%
Rate decrease	2.01%	2.01%	2.01%	2.01%
AUD | Top of Range
Disclosure of Financial Risk Management [Line Items]
Funds invested percentage	2.23%	2.23%	2.23%	2.23%
Rate increase	2.45%	2.45%	2.45%	2.45%
Rate decrease	2.01%	2.01%	2.01%	2.01%